Document and Entity Information	Nov. 10, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001449488
Document Type	8-K/A
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	CSI Compressco LP
Entity Incorporation State Country Code	DE
Entity File Number	1-35195
Entity Tax Identification Number	94-3450907
Entity Address, Address Line One	24955 Interstate 45 North
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(281)
Local Phone Number	364-5029
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	CCLP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 11, 2021, CSI Compressco LP (the “Partnership”) hosted a conference call to discuss, among other things, (i) its financial results for the fiscal quarter ended September 30, 2021, (ii) the acquisition by the Partnership of certain entities owned by Spartan Energy Partners, LP, and (iii) the private placement of common units representing limited partner interests in the Partnership to certain investors. A copy of the press release issued on November 10, 2021 was furnished as Exhibit 99.1 to the Current Report on Form 8-K filed on November 12, 2021. The purpose of this Current Report on Form 8-K/A is to furnish the transcript from the conference call.